Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Share
1 8 .	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2017	2018	2019		2019
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(87,433)	(79,113)	(13,510)	(1,941)	(35,035)	(5,032)
Modification of Redeemable Convertible Preferred Shares	—	—	(2,779)	(399)	(7,207)	(1,035)
Accretion to redemption value of Redeemable Convertible Preferred Shares	(7,566)	—	(4,804)	(690)	(12,458)	(1,790)

Net loss attributable to ordinary shareholders	(94,999)	(79,113)	(21,093)	(3,030)	(54,700)	(7,857)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	56,792	56,792	17,014	17,014	44,122	44,122

Loss per share – basic and diluted	(1.67)	(1.39)	(1.24)	(0.18)	(1.24)	(0.18)

The potentially dilutive securities such as the Preferred Shares and RSUs were not included in the calculation of diluted loss per share because of their anti-dilutive effect.